PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	16,634	$1,917,235
Maxar Technologies, Inc.(a)	35,635	991,009
Raytheon Technologies Corp.	81,980	5,879,606
Safran SA (France)*	20,000	2,921,471
		11,709,321
Air Freight & Logistics 0.5%
FedEx Corp.	19,063	5,463,075
Auto Components 0.1%
Patrick Industries, Inc.	21,638	1,364,059
Automobiles 3.6%
General Motors Co.	171,528	7,519,787
Tesla, Inc.*	53,373	30,294,515
		37,814,302
Banks 6.5%
Ameris Bancorp	33,683	1,145,559
BancorpSouth Bank	26,320	667,212
Bank of America Corp.	272,345	7,669,235
BankUnited, Inc.	104,082	2,967,378
Byline Bancorp, Inc.	134,712	2,065,135
Citigroup, Inc.	105,095	5,787,582
East West Bancorp, Inc.	75,828	3,239,372
Eastern Bankshares, Inc.*	83,756	1,239,589
First Bancorp/Southern Pines NC	74,802	2,347,287
First Foundation, Inc.	188,535	3,348,382
Glacier Bancorp, Inc.	33,235	1,354,991
Hilltop Holdings, Inc.	86,305	2,079,087
Home BancShares, Inc.	119,354	2,209,242
International Bancshares Corp.	58,966	1,911,088
JPMorgan Chase & Co.	88,383	10,418,588
Pinnacle Financial Partners, Inc.	65,988	3,573,910
PNC Financial Services Group, Inc. (The)	42,751	5,902,631
Truist Financial Corp.	113,192	5,254,373
UMB Financial Corp.	19,745	1,342,857
Valley National Bancorp	220,532	2,015,662
Wintrust Financial Corp.	37,433	2,039,724
		68,578,884

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.5%
PepsiCo, Inc.	34,428	$4,965,550
Biotechnology 3.1%
Agios Pharmaceuticals, Inc.*(a)	14,961	692,993
Amicus Therapeutics, Inc.*	205,519	4,704,330
Apellis Pharmaceuticals, Inc.*	57,162	2,694,617
Blueprint Medicines Corp.*	18,044	1,950,195
Constellation Pharmaceuticals, Inc.*	33,505	849,017
Emergent BioSolutions, Inc.*	41,805	3,425,084
Ironwood Pharmaceuticals, Inc.*(a)	149,950	1,727,424
MacroGenics, Inc.*	27,567	635,971
Natera, Inc.*(a)	68,117	6,012,688
Novavax, Inc.*	6,133	855,553
Sarepta Therapeutics, Inc.*(a)	12,270	1,728,352
Turning Point Therapeutics, Inc.*	19,062	2,030,103
Twist Bioscience Corp.*	21,422	2,393,694
Vertex Pharmaceuticals, Inc.*	12,317	2,805,197
		32,505,218
Building Products 1.7%
Advanced Drainage Systems, Inc.	14,840	1,035,090
AZEK Co., Inc. (The)*	17,018	607,883
Builders FirstSource, Inc.*(a)	68,980	2,580,542
Griffon Corp.	53,405	1,113,494
JELD-WEN Holding, Inc.*	86,303	2,087,669
Johnson Controls International PLC	176,365	8,119,845
Masonite International Corp.*	11,623	1,162,881
UFP Industries, Inc.	24,574	1,318,395
		18,025,799
Capital Markets 2.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	47,788	2,150,460
Blackstone Group, Inc. (The) (Class A Stock)	38,036	2,265,044
Brightsphere Investment Group, Inc.	208,567	3,691,636
Federated Hermes, Inc.	43,792	1,175,377
Focus Financial Partners, Inc. (Class A Stock)*	9,997	395,981
Goldman Sachs Group, Inc. (The)	32,617	7,520,828
Houlihan Lokey, Inc.	17,029	1,103,138
Lazard Ltd. (Class A Stock)	51,590	1,925,339
S&P Global, Inc.	8,646	3,041,490
		23,269,293

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.9%
Avient Corp.	89,359	$3,266,071
FMC Corp.	55,465	6,434,495
Linde PLC (United Kingdom)	38,532	9,880,375
Tronox Holdings PLC (Class A Stock)	59,746	755,787
		20,336,728
Commercial Services & Supplies 0.1%
McGrath RentCorp	10,750	684,130
Steelcase, Inc. (Class A Stock)	72,996	886,901
		1,571,031
Construction & Engineering 1.0%
Great Lakes Dredge & Dock Corp.*	415,937	4,695,929
MasTec, Inc.*	20,403	1,157,054
Primoris Services Corp.	83,537	2,025,772
WillScot Mobile Mini Holdings Corp.*	134,554	2,894,257
		10,773,012
Construction Materials 0.4%
Summit Materials, Inc. (Class A Stock)*(a)	215,479	4,094,101
Consumer Finance 0.9%
Capital One Financial Corp.	51,197	4,384,511
Encore Capital Group, Inc.*	16,836	574,781
PRA Group, Inc.*	27,585	1,148,364
SLM Corp.	347,968	3,691,940
		9,799,596
Containers & Packaging 0.6%
Crown Holdings, Inc.*	50,134	4,725,130
O-I Glass, Inc.	121,595	1,376,455
		6,101,585
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	31,589	904,393

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 1.2%
Bandwidth, Inc. (Class A Stock)*(a)	33,278	$5,050,935
Verizon Communications, Inc.(a)	124,868	7,543,276
		12,594,211
Electric Utilities 0.6%
American Electric Power Co., Inc.	71,130	6,038,226
Portland General Electric Co.	14,666	606,879
		6,645,105
Electronic Equipment, Instruments & Components 0.8%
Littelfuse, Inc.	10,657	2,563,328
Methode Electronics, Inc.	56,985	1,995,615
nLight, Inc.*	53,699	1,612,044
Plexus Corp.*	29,014	2,167,636
		8,338,623
Energy Equipment & Services 0.3%
Cactus, Inc. (Class A Stock)	84,448	1,959,194
ChampionX Corp.*	68,130	809,384
Liberty Oilfield Services, Inc. (Class A Stock)	67,659	629,229
		3,397,807
Entertainment 2.5%
Netflix, Inc.*	23,696	11,627,627
Spotify Technology SA*	19,678	5,733,579
Walt Disney Co. (The)	60,284	8,922,635
		26,283,841
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	18,241	4,217,319
Cousins Properties, Inc.(a)	120,824	4,036,730
DiamondRock Hospitality Co.	226,912	1,706,378
Independence Realty Trust, Inc.	26,764	344,720
Lexington Realty Trust	136,970	1,398,464
LTC Properties, Inc.	45,527	1,686,320
National Health Investors, Inc.(a)	27,170	1,756,812
National Storage Affiliates Trust(a)	18,513	629,072
NexPoint Residential Trust, Inc.	27,231	1,206,606
QTS Realty Trust, Inc. (Class A Stock)(a)	47,177	2,802,785

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	75,852	$984,559
Retail Properties of America, Inc. (Class A Stock)	141,939	1,149,706
		21,919,471
Food & Staples Retailing 1.6%
BJ’s Wholesale Club Holdings, Inc.*(a)	68,517	2,808,512
Performance Food Group Co.*	66,995	2,906,243
SpartanNash Co.	39,897	753,255
Sprouts Farmers Market, Inc.*(a)	85,139	1,802,393
Walmart, Inc.	58,401	8,923,089
		17,193,492
Food Products 1.7%
Adecoagro SA (Brazil)*	122,540	757,297
Darling Ingredients, Inc.*	122,617	5,919,949
Freshpet, Inc.*	22,279	3,049,549
Mondelez International, Inc. (Class A Stock)	112,431	6,459,161
Utz Brands, Inc.(a)	56,726	1,144,731
Vital Farms, Inc.*	23,186	687,233
		18,017,920
Gas Utilities 0.2%
ONE Gas, Inc.	25,744	2,038,410
Southwest Gas Holdings, Inc.	9,132	586,731
		2,625,141
Health Care Equipment & Supplies 1.8%
BioLife Solutions, Inc.*	23,552	847,637
Danaher Corp.	9,053	2,033,575
DexCom, Inc.*	5,828	1,863,095
Integra LifeSciences Holdings Corp.*	17,097	935,719
Meridian Bioscience, Inc.*	75,710	1,430,919
Nevro Corp.*	7,717	1,244,366
Outset Medical, Inc.*	9,279	593,856
Silk Road Medical, Inc.*	32,681	1,872,621
Tandem Diabetes Care, Inc.*	33,621	3,156,340
Zimmer Biomet Holdings, Inc.	33,052	4,928,714
		18,906,842

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.*	77,071	$3,271,664
AMN Healthcare Services, Inc.*	20,770	1,353,373
Brookdale Senior Living, Inc.*	481,406	2,041,161
Cigna Corp.	21,504	4,497,347
Ensign Group, Inc. (The)	16,272	1,169,469
Humana, Inc.	8,237	3,299,083
Laboratory Corp. of America Holdings*	23,488	4,693,842
Select Medical Holdings Corp.*	90,160	2,172,856
		22,498,795
Health Care Technology 1.0%
Inspire Medical Systems, Inc.*	20,201	3,752,134
Phreesia, Inc.*	45,487	2,008,706
Simulations Plus, Inc.	21,884	1,224,847
Teladoc Health, Inc.*(a)	18,380	3,653,393
		10,639,080
Hotels, Restaurants & Leisure 1.5%
Jack in the Box, Inc.	46,561	4,283,146
McDonald’s Corp.	20,831	4,529,493
Penn National Gaming, Inc.*(a)	37,746	2,642,220
Wingstop, Inc.	34,531	4,396,142
		15,851,001
Household Durables 1.0%
Beazer Homes USA, Inc.*	50,489	747,742
D.R. Horton, Inc.	57,718	4,299,991
KB Home	46,574	1,639,405
M/I Homes, Inc.*	18,556	843,370
Meritage Homes Corp.*	21,788	1,964,188
Purple Innovation, Inc.*	19,865	592,375
TRI Pointe Group, Inc.*	48,890	854,597
		10,941,668
Household Products 0.4%
Procter & Gamble Co. (The)	32,603	4,527,579

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners LP	49,049	$3,113,140
Sunnova Energy International, Inc.*	16,500	668,415
		3,781,555
Insurance 2.5%
American Equity Investment Life Holding Co.	14,786	388,576
Axis Capital Holdings Ltd.	22,051	1,104,976
Chubb Ltd.	49,698	7,346,855
CNO Financial Group, Inc.	96,571	2,055,031
Enstar Group Ltd.*	10,548	1,996,525
Goosehead Insurance, Inc. (Class A Stock)	20,979	2,582,725
Lemonade, Inc.*(a)	13,750	952,463
Marsh & McLennan Cos., Inc.	38,947	4,464,884
MetLife, Inc.	116,061	5,358,536
		26,250,571
Interactive Media & Services 4.8%
Alphabet, Inc. (Class A Stock)*	8,947	15,696,617
Alphabet, Inc. (Class C Stock)*	3,977	7,002,463
Facebook, Inc. (Class A Stock)*	54,629	15,130,594
Match Group, Inc.*	66,763	9,294,077
Tencent Holdings Ltd. (China)	58,301	4,251,371
		51,375,122
Internet & Direct Marketing Retail 4.5%
Alibaba Group Holding Ltd. (China), ADR*	16,506	4,347,020
Amazon.com, Inc.*	8,650	27,403,546
Chewy, Inc. (Class A Stock)*(a)	53,304	4,135,325
MercadoLibre, Inc. (Argentina)*	6,167	9,579,386
Overstock.com, Inc.*(a)	10,170	686,373
PetMed Express, Inc.	25,026	768,298
Stamps.com, Inc.*	4,994	936,175
		47,856,123
IT Services 7.0%
Adyen NV (Netherlands), 144A*	5,326	10,186,772
Evo Payments, Inc. (Class A Stock)*	47,214	1,186,960
Globant SA (Argentina)*	16,136	3,044,541
Mastercard, Inc. (Class A Stock)	20,785	6,994,360
MoneyGram International, Inc.*	89,086	604,003
PayPal Holdings, Inc.*	46,458	9,947,587

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Perficient, Inc.*	30,362	$1,382,382
Shift4 Payments, Inc. (Class A Stock)*	39,029	2,405,357
Shopify, Inc. (Canada) (Class A Stock)*	11,576	12,622,239
Square, Inc. (Class A Stock)*	25,815	5,445,932
Sykes Enterprises, Inc.*	52,068	1,959,319
Twilio, Inc. (Class A Stock)*(a)	27,094	8,672,518
Visa, Inc. (Class A Stock)(a)	44,714	9,405,590
		73,857,560
Leisure Products 1.2%
Brunswick Corp.	76,260	5,692,046
Malibu Boats, Inc. (Class A Stock)*	15,138	862,715
Peloton Interactive, Inc. (Class A Stock)*	49,527	5,762,466
		12,317,227
Life Sciences Tools & Services 0.8%
Fluidigm Corp.*	82,781	518,209
Medpace Holdings, Inc.*	14,376	1,845,303
NeoGenomics, Inc.*(a)	67,283	3,201,325
Syneos Health, Inc.*	36,654	2,413,300
		7,978,137
Machinery 1.6%
Evoqua Water Technologies Corp.*	69,898	1,823,639
Fortive Corp.(a)	54,418	3,816,334
Mueller Water Products, Inc. (Class A Stock)	131,058	1,555,659
Otis Worldwide Corp.	68,297	4,571,801
Rexnord Corp.	114,081	4,279,178
Trinity Industries, Inc.(a)	61,036	1,394,673
		17,441,284
Media 0.3%
Cardlytics, Inc.*(a)	20,456	2,427,718
Gray Television, Inc.*	63,649	1,124,041
		3,551,759

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 0.2%
Sandstorm Gold Ltd. (Canada)*	223,229	$1,627,340
Worthington Industries, Inc.	5,953	307,889
		1,935,229
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Arbor Realty Trust, Inc.	101,075	1,346,319
Ladder Capital Corp.	98,727	900,390
		2,246,709
Multiline Retail 0.1%
Big Lots, Inc.(a)	16,977	877,202
Multi-Utilities 0.9%
Black Hills Corp.	10,251	623,568
Dominion Energy, Inc.	103,640	8,134,704
NorthWestern Corp.	8,276	480,008
		9,238,280
Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	148,748	12,967,851
Paper & Forest Products 0.3%
Boise Cascade Co.	34,975	1,512,669
Clearwater Paper Corp.*	41,785	1,458,714
Schweitzer-Mauduit International, Inc.	19,632	682,801
		3,654,184
Pharmaceuticals 2.7%
AstraZeneca PLC (United Kingdom), ADR	183,200	9,698,608
Bristol-Myers Squibb Co.	72,508	4,524,499
Eli Lilly & Co.	44,212	6,439,478
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	8,300	1,162,664
Intersect ENT, Inc.*	89,935	1,720,457
Prestige Consumer Healthcare, Inc.*	87,443	3,110,347
Revance Therapeutics, Inc.*	78,163	1,886,855
		28,542,908
Professional Services 0.4%
CBIZ, Inc.*	36,792	891,102

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
TriNet Group, Inc.*	29,825	$2,236,875
Upwork, Inc.*	19,286	631,038
		3,759,015
Road & Rail 2.2%
Saia, Inc.*(a)	42,534	7,423,884
TFI International, Inc. (Canada)	54,289	2,758,424
Uber Technologies, Inc.*	106,924	5,309,846
Union Pacific Corp.	39,273	8,014,834
		23,506,988
Semiconductors & Semiconductor Equipment 5.6%
Amkor Technology, Inc.*	149,689	2,206,416
Axcelis Technologies, Inc.*	60,727	1,638,414
Broadcom, Inc.	17,045	6,844,931
Brooks Automation, Inc.	34,535	2,520,710
Inphi Corp.*	21,433	3,324,901
Lattice Semiconductor Corp.*	82,031	3,432,997
MaxLinear, Inc.*	20,985	655,781
NVIDIA Corp.	26,326	14,112,316
Power Integrations, Inc.	35,646	2,544,768
QUALCOMM, Inc.	45,905	6,755,839
SunPower Corp.*(a)	118,536	2,626,758
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,244	3,613,413
Texas Instruments, Inc.	44,031	7,099,999
Tower Semiconductor Ltd. (Israel)*	86,507	2,115,961
		59,493,204
Software 7.6%
Adobe, Inc.*	24,853	11,891,415
Atlassian Corp. PLC (Class A Stock)*	17,860	4,019,393
Blackline, Inc.*	9,238	1,135,350
ChannelAdvisor Corp.*	48,294	712,336
Coupa Software, Inc.*	20,634	6,786,729
CyberArk Software Ltd.*	8,961	1,029,350
Digital Turbine, Inc.*	25,438	1,144,201
Everbridge, Inc.*(a)	18,757	2,381,014
Microsoft Corp.	87,600	18,752,532
PagerDuty, Inc.*(a)	27,147	934,400
Ping Identity Holding Corp.*(a)	25,181	566,321
Proofpoint, Inc.*	8,295	858,450
PTC, Inc.*	27,210	2,934,598

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Q2 Holdings, Inc.*(a)	22,910	$2,597,307
salesforce.com, Inc.*	37,129	9,126,308
SAP SE (Germany), ADR(a)	35,325	4,279,977
Trade Desk, Inc. (The) (Class A Stock)*(a)	6,743	6,075,915
Varonis Systems, Inc.*(a)	24,449	2,949,527
Vertex, Inc. (Class A Stock)*	34,015	858,539
Zoom Video Communications, Inc. (Class A Stock)*	3,553	1,699,613
		80,733,275
Specialty Retail 3.1%
Advance Auto Parts, Inc.	16,096	2,377,379
Asbury Automotive Group, Inc.*(a)	7,962	897,875
Buckle, Inc. (The)(a)	63,081	1,691,832
Camping World Holdings, Inc. (Class A Stock)	29,205	895,133
Five Below, Inc.*(a)	13,134	2,054,158
Home Depot, Inc. (The)	17,389	4,823,882
Lowe’s Cos., Inc.	44,628	6,953,935
MarineMax, Inc.*	38,242	1,255,867
Michaels Cos., Inc. (The)*(a)	60,764	600,956
National Vision Holdings, Inc.*(a)	55,316	2,368,078
Ross Stores, Inc.	42,917	4,614,436
Sportsman’s Warehouse Holdings, Inc.*	56,298	784,231
Vroom, Inc.*	32,338	1,159,641
Zumiez, Inc.*	55,243	2,048,963
		32,526,366
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	308,921	36,777,045
Super Micro Computer, Inc.*	60,361	1,702,784
		38,479,829
Textiles, Apparel & Luxury Goods 2.5%
Crocs, Inc.*	28,926	1,703,452
Kering SA (France)	10,145	7,312,512
Kontoor Brands, Inc.(a)	82,205	3,425,482
Lululemon Athletica, Inc.*	19,546	7,236,320
NIKE, Inc. (Class B Stock)	54,010	7,275,147
		26,952,913
Thrifts & Mortgage Finance 0.4%
Axos Financial, Inc.*	64,277	2,153,279

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
Essent Group Ltd.	23,101	$1,013,210
PennyMac Financial Services, Inc.	12,878	742,288
WSFS Financial Corp.	14,750	562,418
		4,471,195
Trading Companies & Distributors 1.0%
Herc Holdings, Inc.*	35,420	2,028,858
Rush Enterprises, Inc. (Class A Stock)	62,792	2,406,817
Triton International Ltd. (Bermuda)(a)	14,202	642,783
United Rentals, Inc.*(a)	23,388	5,308,608
		10,387,066

Total Long-Term Investments (cost $633,839,686)		1,041,838,075

Short-Term Investments 11.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	12,482,765	12,482,765
PGIM Institutional Money Market Fund (cost $109,959,064; includes $109,943,751 of cash collateral for securities on loan)(b)(w)	110,052,791	110,008,770

Total Short-Term Investments (cost $122,441,829)		122,491,535

TOTAL INVESTMENTS 109.7% (cost $756,281,515)		1,164,329,610
Liabilities in excess of other assets (9.7)%		(103,080,667)

Net Assets 100.0%		$1,061,248,943

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Blend Fund
Schedule of Investments as of November 30, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,527,571; cash collateral of $109,943,751 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).